Employee Benefit Plans - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Domestic plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 0	$ 15	$ 42
Prior service cost (credit)	(3)	(4)	(4)
Amortization of net loss (gain)	(3)	(3)	(7)
Net amount recognized	(6)	8	31
U.K. plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	41	16	33
Prior service cost (credit)	0	0	0
Amortization of net loss (gain)	(2)	(2)	(1)
Net amount recognized	39	14	32
International plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	3	1	10
Prior service cost (credit)	0	0	0
Amortization of net loss (gain)	(1)	(9)	(1)
Net amount recognized	$ 2	$ (8)	$ 9